Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	6,000,000	6,000,000	6,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	180,000,000	180,000,000	180,000,000
Common stock, issued		56,466,428	56,196,428
Common stock, outstanding		56,466,428	56,196,428
Post Reverse Stock Split [Member]
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, issued	2,829,248	2,829,248
Common stock, outstanding	2,829,248	2,829,248